UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

312 East 22nd Street, #2B, New York, NY  10010

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Shares				Value

COMMON STOCKS - 85.14%

Apparel & Other Finished Prods of Fabrics & Similar Material - 2.53%
12,169	Cato Corp. Class-A			$ 336,351

Communications Services, NEC - 2.75%
9,833	Neustar, Inc. Class-A *			366,279

Computer Communications Equipment - 3.01%
18,962	Cisco Systems, Inc.			401,046

Electronic Computers - 4.51%
36,118	Dell, Inc. *			599,378

Finance Services - 3.77%
8,671	American Express Co.			501,704

Fire, Marine & Casualty Insurance - 4.81%
7,888	Berkshire Hathaway, Inc. Class-B *			640,111

Hospital & Medical Service Plans - 2.48%
3,569	Humana, Inc.			330,061

Pharmaceutical Preparations - 5.16%
30,290	Pfizer, Inc.			685,917

Retail-Apparel & Accessory Stores - 5.91%
9,493	DSW, Inc. Class-A			519,932

Retail-Radio, TV & Consumer Electronics Stores - 1.40%
7,876	Best Buy Co., Inc.			186,504

Semiconductors & Related Devices - 2.65%
12,528	Intel Corp.			352,225

Services-Advertising Agencies - 3.00%
20,243	Valueclick, Inc. *			399,597

Services-Business Services - 12.59%
8,186	eBay, Inc. *			302,063
1,152	MasterCard, Inc. Class-A			484,462
3,930	Visa, Inc. Class-A			463,740
24,106	Western Union Co.			424,266
				1,674,531
Services-Computer Programming, Date Processing, Etc. - 6.24%
1,294	Google, Inc. *			829,765

Services-Consumer Credit Reporting - 3.69%
5,796	Dun & Bradstreet Corp.			491,095

Services-Educational Services - 0.77%
12,784	Career Education Corp. *			103,039

Services-Engineering, Accounting, Research, Management - 2.36%
23,759	SAIC, Inc. *			313,619

Services-Management Services - 2.54%
9,824	Mantech International Corp.			338,535

Services-Personal Services - 2.66%
21,473	H&R Block, Inc.			353,660

Services-Prepackaged Software - 10.07%
9,644	BMC Software, Inc. *			387,303
10,861	CA, Inc.			299,329
20,253	Microsoft Corp.			653,261
				1,339,893
Telegraph & Other Message Communications - 2.74%
12,704	J2 Global Communications, Inc.			364,351

Telephone Communications (No Radio Telephone) - 1.50%
90,318	Vonage Holdings Corp. *			199,603

TOTAL FOR COMMON STOCKS (Cost $9,240,349) - 85.14%				$ 11,327,196

FOREIGN CURRENCY - 0.01%

578	European Euro			$ 771
21,765	Japanese Yen			263

TOTAL FOR FOREIGN CURRENCY (Cost $1,052) - 0.01%				$ 1,034

FUTURES OPTIONS - 0.03%

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price

	European Bund
125,000	May 2012 Put @ 127.50			$ 1,667

	Japanese Yen 10Y
6,000,000	June 2012 Fut @ 135.50			2,173

TOTAL FOR FUTURES OPTIONS (Cost $8,350) - 0.03%				$ 3,840

SHORT TERM INVESTMENTS - 14.74%
1,960,739	Fidelity Institutional Money Market Portfolio			1,960,739
	0.26% ** (Cost $1,960,739)

TOTAL INVESTMENTS (Cost $11,210,490) - 99.92%				$ 13,292,809

OTHER ASSETS LESS LIABILITIES- 0.08%				11,152

NET ASSETS - 100.00%				$ 13,303,961

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2012.

NOTES TO FINANCIAL STATEMENTS
Frank Value Fund
1. SECURITY TRANSACTIONS

At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,210,490 amounted to $2,082,319 which consisted of aggregate gross unrealized appreciation of $2,365,544 and aggregate gross unrealized depreciation of $283,225.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 11,327,196	$0	$0	$11,327,196
Exchange Traded Funds		$0	$0	$0	$0
Convertible Bonds		$0	$0	$0	$0
Foreign Currency		$ 1,034
Futures Options		$ 3,840
Cash Equivalents		$1,960,739	$0	$0	$1,960,739
Total		$ 13,292,809	$0	$0	$13,287,935

Leigh Baldwin Total Return Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Shares					Value

COMMON STOCKS - 73.60%

Accident & Health Insurance - 4.65%
4,000	AFLAC, Inc.				$ 183,960

Crude Petroleum & Natural Gas - 4.03%
6,000	Petroleo Brasileiro S.A. (Brazil)				159,360

Finance Services - 4.12%
2,000	Financial Engines, Inc. *				44,720
10,000	Oneida Financial Corp.				99,500
1,000	GSV Capital Corp. *				18,700
					162,920
Footwear (No Rubber) - 0.88%
2,000	Iconix Brand Group, Inc. *				34,760

Metal Mining - 8.27%
2,000	BHP Billiton Ltd. ADR				144,800
4,800	Freeport McMoran Copper & Gold, Inc.				182,592
					327,392
Petroleum Refining - 3.31%
4,000	Suncor Energy, Inc.				130,800

Pharmaceutical Preparations - 9.20%
3,000	Johnson & Johnson, Inc.				197,880
3,000	Novartis AG ADR				166,230
					364,110
Public Building & Related Furniture - 4.10%
5,000	Johnson Controls, Inc.				162,400

Refuse Systems - 5.30%
6,000	Waste Management, Inc.				209,760

Retail-Drug Stores & Proprietary Stores - 5.08%
6,000	Walgreen Co.				200,940

Retail-Radio TV & Consumer Electronics Stores - 0.63%
4,000	Radio Shack Corp.				24,880

Retail-Variety Stores - 4.64%
3,000	Wal-Mart Stores, Inc.				183,600

Security Brokers, Dealers & Flotation Companies - 3.63%
10,000	Schwab Corp.				143,700

Semiconductors & Related Devices - 2.40%
3,000	Cree, Inc. *				94,890

Services-Computer Processing & Data Preparation - 0.66%
2,000	Zynga, Inc. Class A *				26,300

Services-Engineering, Accounting, Research, Management - 2.35%
3,000	Paychex, Inc.				92,970

Services-Motion Picture & Video Tape Production - 1.87%
4,000	Dreamworks Animation SKG, Inc. *				73,800

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 5.10%
3,000	Procter & Gamble Co.				201,630

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 3.38%
7,000	ArcelorMittal				133,910

TOTAL FOR COMMON STOCKS (Cost $3,016,753) - 73.60%					$ 2,912,082

EXCHANGE TRADED FUNDS - 10.21%
10,000	Aberdeen Asia Pacific Fund				$ 72,900
2,000	Direxion Daily Financial Bear 3X Shares *				41,300
2,000	Direxion Large Cap Bear 3X Shares *				40,320
6,000	GAMCO Global Gold, Natural Resources & Income Trust				96,960
3,000	iPath S&P 500 VIX Short Term Futures *				50,342
1,000	ProShares Trust VIX Mid-Term Futures *				56,740
5,000	ProShares UltraPro Short S&P 500 *				45,300

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $551,089) - 10.21%					$ 403,862

REAL ESTATE INVESTMENT TRUSTS - 1.60%
4,000	Annaly Capital Management, Inc.				$ 63,280

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $65,380) - 1.60%					$ 63,280

CALL OPTIONS *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price

	Proshares Short Dow 30
9,000	August 2012 Call @ 36.00				$ 9,450

	Proshares Short Dow 30
4,000	May 2012 Call @ 36.00				1,600

	TOTAL (Premiums Paid $22,415) - 0.28%				$ 11,050

PUT OPTIONS *

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price

	AFLAC, Inc.
4,000	January 2013 Put @ 35.00				$ 6,080

	ArcelorMittal
8,000	January 2013 Put @ 15.00				10,560

	Cree, Inc.
5,000	January 2013 Put @ 25.00				16,250

	Freeport McMoran Copper & Gold, Inc.
3,000	January 2014 Put @ 30.00				13,200

	Johnson Controls, Inc.
4,000	January 2013 Put @ 23.00				3,800

	Johnson & Johnson
2,500	January 2013 Put @ 55.00				2,975

	Petroleo Brasileiro S.A.
6,000	January 2013 Put @ 25.00				14,940

	Procter & Gamble Co.
3,000	January 2013 Put @ 50.00				2,010

	Schwab Corp.
10,000	January 2013 Put @ 12.50				8,500

	Suncor Energy, Inc.
2,000	January 2014 Put @ 25.00				5,960

	Walgreen Co.
4,000	January 2014 Put @ 25.00				7,200

	Waste Management, Inc.
5,000	January 2013 Put @ 25.00				2,250

	TOTAL (Premiums Paid $144,690) - 2.37%				$ 93,725

SHORT TERM INVESTMENTS - 14.05%
555,889	Fidelity Institutional Government Money Market Fund-Class I, 0.01%** (Cost $555,889)				555,889

TOTAL INVESTMENTS (Cost $4,356,216) - 102.11%					4,039,888

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.11%)					(83,314)

NET ASSETS - 100.00%					$ 3,956,574

ADR-American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2012.

Leigh Baldwin Total Return Fund
Schedule of Options Written
March 31, 2012 (Unaudited)

CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price				Value

	AFLAC, Inc.
4,000	April 2012 Call @ 47.00				2,200

	Annaly Capital Management, Inc.
4,000	May 2012 Call @ 16.00				1,000

	ArcelorMittal
7,000	April 2012 Call @ 21.00				910

	iPath S&P 500 VIX Short Term Futures
3,000	March 2012 Call @ 17.00				30

	BHP Billiton ltd. ADR
2,000	April 2012 Call @ 75.00				1,700

	Cree, Inc.
3,000	March 2012 Call @ 31.00				2,250

	Direxion Daily Financial Bear 3X Shares
2,000	March 2012 Call @ 21.00				20

	Direxion Large Cap Bear 3X Shares
2,000	April 2012 Call @ 22.00				600

	Dreamworks Animation SKG, Inc.
4,000	April 2012 Call @ 20.00				600

	Financial Engines, Inc.
2,000	April 2012 Call @ 22.50				1,700

	Freeport McMoran Copper & Gold, Inc.
4,800	March 2012 Call @ 39.00				48

	GSV Capital Corp.
1,000	April 2012 Call @ 17.50				2,000

	Iconix Brand Group, Inc.
1,000	March 2012 Call @ 20.00				500

	Iconix Brand Group, Inc.
1,000	May 2012 Call @ 17.50				1,000

	Johnson Controls, Inc.
5,000	April 2012 Call @ 33.00				3,250

	Johnson & Johnson
3,000	April 2012 Call @ 65.00				3,930

	Novartis AG ADR
2,000	April 2012 Call @ 55.00				1,900

	Novartis AG ADR
1,000	April 2012 Call @ 57.50				60

	Paychex, Inc.
3,000	April 2012 Call @ 32.00				450

	Petroleo Brasileiro S.A.
6,000	April 2012 Call @ 29.00				600

	Procter & Gamble Co.
3,000	March 2012 Call @ 67.50				30

	ProShares Ultra Short S&P 500
5,000	April 2012 Call @ 10.00				750

	Radio Shack Corp.
4,000	April 2012 Call @ 7.00				280

	Schwab Corp.
5,000	April 2012 Call @ 15.00				750

	Schwab Corp.
5,000	April 2012 Call @ 16.00				250

	Suncor Energy, Inc.
4,000	March 2012 Call @ 33.00				80

	Walgreen Co.
6,000	April 2012 Call @ 35.00				1,320

	Wal Mart Stores, Inc.
3,000	April 2012 Call @ 60.00				4,290

	Waste Management, Inc.
6,000	April 2012 Call @ 35.00				2,700

	Zynga, Inc. Class A
6,000	April 2012 Call @ 14.00				500

	Total (Premiums Received $57,249)				$ 35,698

NOTES TO FINANCIAL STATEMENTS
Leigh Baldwin Total Return Fund
1. SECURITY TRANSACTIONS

At March 31, 2012, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,356,216 amounted to $294,790, which consisted of aggregate gross unrealized appreciation of $73,024 and aggregate gross unrealized depreciation of $367,814.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 2,912,082	$0	$0	$2,912,082
Exchange Traded Funds		$ 403,862	$0	$0	$403,862
Real Estate Investment Trusts		$ 63,280	$0	$0	$63,280
Options Purchased		$ 104,775	$0	$0	$104,775
Cash Equivalents		$ 555,889	$0	$0	$555,889
Total		$ 4,039,888	$0	$0	$4,039,888

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		$ 35,698	$0	$0	$35,698
Total		$ 35,698	$0	$0	$35,698

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date May 23, 2012

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date May 23, 2012